VA-1 Separate Account of First UNUM Life Insurance Company

VA-1 Separate Account of First UNUM Life Insurance Company

Statements of assets and liabilities

December 31, 2020

Subaccount	Investments	Total Assets	Net Assets
American Century VP Balanced Fund - Class I	$22,190	$22,190	$22,190
BNY Mellon Stock Index Fund, Inc. - Initial Class	696,726	696,726	696,726
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	57,512	57,512	57,512
Fidelity® VIP Asset Manager Portfolio - Initial Class	79,497	79,497	79,497
Fidelity® VIP Equity-Income Portfolio - Initial Class	33,748	33,748	33,748
Fidelity® VIP Growth Portfolio - Initial Class	115,850	115,850	115,850
T. Rowe Price International Stock Portfolio	20,347	20,347	20,347

See accompanying notes.

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VA-1 Separate Account of First UNUM Life Insurance Company

Statements of operations

Year Ended December 31, 2020

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
American Century VP Balanced Fund - Class I	$240	$(244)	$(4)	$37
BNY Mellon Stock Index Fund, Inc. - Initial Class	9,463	(7,150)	2,313	3,019
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	293	(544)	(251)	45
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,090	(863)	227	215
Fidelity® VIP Equity-Income Portfolio - Initial Class	543	(353)	190	(24)
Fidelity® VIP Growth Portfolio - Initial Class	67	(1,123)	(1,056)	503
T. Rowe Price International Stock Portfolio	102	(207)	(105)	30

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase in Net Assets Resulting from Operations
American Century VP Balanced Fund - Class I	$692	$729	$1,508	$2,233
BNY Mellon Stock Index Fund, Inc. - Initial Class	36,431	39,450	57,428	99,191
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	—	45	9,170	8,964
Fidelity® VIP Asset Manager Portfolio - Initial Class	945	1,160	8,161	9,548
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,335	1,311	233	1,734
Fidelity® VIP Growth Portfolio - Initial Class	8,608	9,111	26,378	34,433
T. Rowe Price International Stock Portfolio	797	827	1,625	2,347

VA-1 Separate Account of First UNUM Life Insurance Company

Statements of changes in net assets

Years Ended December 31, 2019 and 2020

	American Century VP Balanced Fund - Class I Subaccount	BNY Mellon Stock Index Fund, Inc. - Initial Class Subaccount	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class Subaccount	Fidelity® VIP Asset Manager Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2019	$16,867	$470,852	$42,138	$64,377
Changes From Operations:
• Net investment income (loss)	66	2,867	(569)	390
• Net realized gain on investments	436	35,713	8,212	2,946
• Net change in unrealized appreciation or depreciation on investments	2,605	99,778	876	7,312
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,107	138,358	8,519	10,648
Changes From Unit Transactions:
• Net unit transactions	(8)	(11,619)	(998)	(3,694)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8)	(11,619)	(998)	(3,694)
TOTAL INCREASE IN NET ASSETS	3,099	126,739	7,521	6,954
NET ASSETS AT DECEMBER 31, 2019	19,966	597,591	49,659	71,331
Changes From Operations:
• Net investment income (loss)	(4)	2,313	(251)	227
• Net realized gain on investments	729	39,450	45	1,160
• Net change in unrealized appreciation or depreciation on investments	1,508	57,428	9,170	8,161
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,233	99,191	8,964	9,548
Changes From Unit Transactions:
• Net unit transactions	(9)	(56)	(1,111)	(1,382)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9)	(56)	(1,111)	(1,382)
TOTAL INCREASE IN NET ASSETS	2,224	99,135	7,853	8,166
NET ASSETS AT DECEMBER 31, 2020	$22,190	$696,726	$57,512	$79,497

See accompanying notes.

	Fidelity® VIP Equity-Income Portfolio - Initial Class Subaccount	Fidelity® VIP Growth Portfolio - Initial Class Subaccount	T. Rowe Price International Stock Portfolio Subaccount
NET ASSETS AT JANUARY 1, 2019	$23,706	$73,861	$14,366
Changes From Operations:
• Net investment income (loss)	247	(773)	205
• Net realized gain on investments	1,679	9,395	741
• Net change in unrealized appreciation or depreciation on investments	4,407	14,167	2,818
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,333	22,789	3,764
Changes From Unit Transactions:
• Net unit transactions	1,987	(14,937)	(65)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,987	(14,937)	(65)
TOTAL INCREASE IN NET ASSETS	8,320	7,852	3,699
NET ASSETS AT DECEMBER 31, 2019	32,026	81,713	18,065
Changes From Operations:
• Net investment income (loss)	190	(1,056)	(105)
• Net realized gain on investments	1,311	9,111	827
• Net change in unrealized appreciation or depreciation on investments	233	26,378	1,625
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,734	34,433	2,347
Changes From Unit Transactions:
• Net unit transactions	(12)	(296)	(65)
NET DECREASE IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(12)	(296)	(65)
TOTAL INCREASE IN NET ASSETS	1,722	34,137	2,282
NET ASSETS AT DECEMBER 31, 2020	$33,748	$115,850	$20,347

VA-1 Separate Account of First UNUM Life Insurance Company

Notes to financial statements

December 31, 2020

1. Accounting Policies and Separate Account Information

Organization: VA-1 Separate Account of First UNUM Life Insurance Company (the Variable Account) is a segregated investment account of First UNUM Life Insurance Company (First UNUM) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of First UNUM. The Variable Account was established in accordance with the laws of the State of New York. Its registration statement became effective in August 1991. The assets are held for the exclusive benefit of First UNUM variable annuity contract owners and may not be used to satisfy any obligation that may arise from any other business conducted by First UNUM. Any excess of assets over reserves and other contract liabilities may be transferred to First UNUM's General Account. Principal markets are hospitals and not-for-profit organizations located in the State of New York. The Variable Account offers one product (Variable Annuity I) at one fee rate.

On October 1, 1996, First UNUM completed the sale of its group tax-sheltered annuity (TSA) business to Lincoln Life & Annuity Company of New York (Lincoln New York), a wholly owned subsidiary of The Lincoln National Life Insurance Company. The contracts were initially reinsured on an indemnity and an assumption basis. Upon consent of the TSA contract holders and/or participants, the contracts are considered reinsured on an assumption basis, legally releasing First UNUM from future contractual obligation to the respective contract holders and/or participants. Assets attributable to such participants' contracts were then transferred to separate accounts of Lincoln New York. Assets attributable to contracts of participants with respect to which such consent was not obtained remained in the Variable Account. Lincoln Financial Advisors Corporation, a non-affiliate of First UNUM, and an affiliate of Lincoln New York, acted as a distributor and principal underwriter of the Variable Account.

During 2007, Lincoln New York merged into Jefferson Pilot LifeAmerica Insurance Company. Jefferson Pilot LifeAmerica Insurance Company was renamed Lincoln Life & Annuity Company of New York.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of eight available mutual funds (the Funds) of four open-ended management investment companies, each Fund with its own investment objective. The Funds are:

American Century Variable Portfolios, Inc.:

American Century VP Balanced Fund - Class I

Dreyfus Variable Investment Fund:

BNY Mellon Stock Index Fund, Inc. - Initial Class

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset Manager Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Government Money Market Portfolio - Initial Class*

Fidelity® VIP Growth Portfolio - Initial Class

T. Rowe Price International Series, Inc.:

T. Rowe Price International Stock Portfolio

*  Available fund with no money invested at December 31, 2020

The Fidelity VIP Government Money Market Portfolio is used only for investments of initial contributions for which First UNUM has not received complete order instructions. Upon receipt of complete order instructions, the payments transferred to the Fidelity VIP Money Market Portfolio are allocated to purchase shares of one of the above Funds.

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

VA-1 Separate Account of First UNUM Life Insurance Company

Notes to financial statements (continued)

1. Accounting Policies and Separate Account Information (continued)

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2020. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services- Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date with the exception of Fidelity VIP Money Market Portfolio which is invested monthly. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of First UNUM, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Investment Fund Changes: During 2019, the following funds changed their names:

Previous Fund Name	New Fund Name
Dreyfus Stock Index Fund, Inc. - Initial Class	BNY Mellon Stock Index Fund, Inc. - Initial Class
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Class	BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in , among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Risk Charge and Other Transactions with Affiliates

First UNUM is the depositor for the Variable Account. Although First UNUM deducts for sales and administrative expenses under the contracts, First UNUM assumes an expense risk that these deductions may prove insufficient to cover the cost of those expenses.

In addition, First UNUM assumes a mortality risk under the contracts in that it agrees to make annuity payments regardless of how long a particular annuitant or their payee lives and how long all annuitants or other payees in a class live, if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. First UNUM also assumes a mortality risk in providing a death benefit under the contracts.

To compensate First UNUM for assuming these mortality and expense risks, an effective annual mortality and expense risk charge of 1.20% of each portfolio's average daily net assets is imposed on each portfolio within the Variable Account with the exception of Fidelity VIP Government Money Market Portfolio. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations.

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. There were no account fees and surrender charges retained by the Company for the years ended December 31, 2020 and 2019.

Surrender and contract charges are included within Net unit transactions on the Statements of Changes in Net Assets.

VA-1 Separate Account of First UNUM Life Insurance Company

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2020, follows:

Subaccount	Year	Fee Rate(1)	Unit Value	Units Outstanding	Net Assets	Total Return(2)	Investment Income Ratio(3)
American Century VP Balanced Fund - Class I
	2020	1.20%	$46.53	477	$22,190	11.19%	1.18%
	2019	1.20%	41.85	477	19,966	18.42%	1.55%
	2018	1.20%	35.34	477	16,867	-4.98%	1.42%
	2017	1.20%	37.19	477	17,759	12.55%	1.53%
	2016	1.20%	33.05	522	17,239	5.72%	1.46%
BNY Mellon Stock Index Fund, Inc. - Initial Class
	2020	1.20%	104.82	6,647	696,726	16.60%	1.59%
	2019	1.20%	89.90	6,647	597,591	29.62%	1.73%
	2018	1.20%	69.36	6,789	470,852	-5.77%	1.62%
	2017	1.20%	73.60	8,101	596,298	20.09%	1.72%
	2016	1.20%	61.29	8,111	497,133	10.37%	1.86%
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class
	2020	1.20%	53.41	1,077	57,512	18.46%	0.64%
	2019	1.20%	45.09	1,101	49,659	20.33%	0.00%
	2018	1.20%	37.47	1,125	42,138	-20.04%	0.00%
	2017	1.20%	46.86	1,173	54,962	23.20%	0.00%
	2016	1.20%	38.04	1,173	44,632	15.68%	0.00%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2020	1.20%	53.51	1,486	79,497	13.50%	1.51%
	2019	1.20%	47.15	1,513	71,331	16.84%	1.76%
	2018	1.20%	40.35	1,595	64,377	-6.48%	1.66%
	2017	1.20%	43.15	2,062	88,959	12.74%	1.90%
	2016	1.20%	38.27	2,125	81,331	1.84%	1.39%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2020	1.20%	65.50	515	33,748	5.42%	1.84%
	2019	1.20%	62.13	515	32,026	25.92%	2.07%
	2018	1.20%	49.34	480	23,706	-9.39%	2.29%
	2017	1.20%	54.45	481	26,184	11.55%	1.74%
	2016	1.20%	48.81	481	23,478	16.62%	1.65%
Fidelity® VIP Growth Portfolio - Initial Class
	2020	1.20%	141.31	820	115,850	42.18%	0.07%
	2019	1.20%	99.39	822	81,713	32.71%	0.25%
	2018	1.20%	74.89	986	73,861	-1.36%	0.24%
	2017	1.20%	75.93	1,267	96,225	33.52%	0.23%
	2016	1.20%	56.86	1,513	86,051	-0.40%	0.04%
T. Rowe Price International Stock Portfolio
	2020	1.20%	29.99	678	20,347	13.08%	0.59%
	2019	1.20%	26.52	681	18,065	26.25%	2.45%
	2018	1.20%	21.01	684	14,366	-15.23%	1.21%
	2017	1.20%	24.78	857	21,230	26.36%	1.12%
	2016	1.20%	19.61	896	17,575	0.91%	0.99%

(1)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(2)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

(3)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

VA-1 Separate Account of First UNUM Life Insurance Company

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2020:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
American Century VP Balanced Fund - Class I	$929	$250
BNY Mellon Stock Index Fund, Inc. - Initial Class	45,789	7,101
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	292	1,654
Fidelity® VIP Asset Manager Portfolio - Initial Class	2,031	2,241
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,876	363
Fidelity® VIP Growth Portfolio - Initial Class	8,668	1,412
T. Rowe Price International Stock Portfolio	899	272

5. Investments

The following is a summary of investments owned at December 31, 2020:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
American Century VP Balanced Fund - Class I	2,542	$8.73	$22,190	$17,551
BNY Mellon Stock Index Fund, Inc. - Initial Class	10,841	64.27	696,726	358,990
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	1,158	49.66	57,512	45,760
Fidelity® VIP Asset Manager Portfolio - Initial Class	4,665	17.04	79,497	67,735
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,412	23.90	33,748	31,684
Fidelity® VIP Growth Portfolio - Initial Class	1,125	103.00	115,850	63,257
T. Rowe Price International Stock Portfolio	1,191	17.08	20,347	16,403

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2020, is as follows:

Subaccount	Units Redeemed	Net Decrease
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	(24)	(24)
Fidelity® VIP Asset Manager Portfolio - Initial Class	(27)	(27)
Fidelity® VIP Growth Portfolio - Initial Class	(2)	(2)
T. Rowe Price International Stock Portfolio	(3)	(3)

The change in units outstanding for the year ended December 31, 2019, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon Stock Index Fund, Inc. - Initial Class	25	(167)	(142)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	—	(24)	(24)
Fidelity® VIP Asset Manager Portfolio - Initial Class	—	(82)	(82)
Fidelity® VIP Equity-Income Portfolio - Initial Class	35	—	35
Fidelity® VIP Growth Portfolio - Initial Class	5	(169)	(164)
T. Rowe Price International Stock Portfolio	—	(3)	(3)

7. Subsequent Events

Management evaluated subsequent events through April 27, 2021, the date at which the Variable Account's financial statements were available to be issued, and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of First UNUM Life Insurance Company
and

Contract Owners of VA-I Separate Account of First UNUM Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise VA-I Separate Account of First UNUM Life Insurance Company ("Variable Account"), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young
We have served as the Variable Account's Auditor since at least 2009, but we are unable to determine the specific year.
Philadelphia, Pennsylvania
April 27, 2021

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Century VP Balanced Fund - Class I	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY Mellon Stock Index Fund, Inc. - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth Portfolio - Initial Class	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
T. Rowe Price International Stock Portfolio	As of December 31, 2020	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020